Loss Per Common Share - Schedule of Loss Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Earnings Per Share [Abstract]
Net loss available to common stockholders	$ (2,403)	$ (3,937)
Weighted average number of common shares, basic and diluted	21,455,291	21,072,472
Loss per common share, basic and diluted	$ (0.11)	$ (0.19)